Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Cash flows from (used in) operating activities
Net income	$ 17,429	$ 14,298
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 8)	1,067	(224)
Depreciation (Note 15)	1,167	1,360
Amortization of other intangibles	599	706
Net securities loss/(gain) (Note 7)	(60)	(14)
Deferred taxes (Note 25)	502	258
Changes in operating assets and liabilities
Interest receivable and payable (Notes 16, 18)	(412)	(288)
Securities sold under repurchase agreements	(16,073)	(44,779)
Securities purchased under reverse repurchase agreements	7,117	1,878
Securities sold short	3,121	7,030
Trading loans, securities, and other	3,864	1,177
Loans net of securitization and sales	(109,463)	(3,660)
Deposits	105,759	(6,494)
Derivatives	(15,435)	3,734
Non-trading financial assets at fair value through profit or loss	(1,556)	(842)
Financial assets and liabilities designated at fair value through profit or loss	48,323	54,498
Securitization liabilities	(1,083)	(719)
Current taxes	(4,100)	239
Brokers, dealers and clients amounts receivable and payable	8,799	(4,592)
Other, including unrealized foreign currency translation loss/(gain)	(8,628)	27,348
Net cash from (used in) operating activities	38,949	50,129
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	6	(7)
Common shares issued, net	108	145
Repurchase of common shares (Note 21)	(2,195)	0
Preferred shares and other equity instruments issued, net	5,529	1,745
Redemption of preferred shares and other equity instruments	(1,000)	(700)
Sale of treasury shares and other equity instruments	11,168	10,943
Purchase of treasury shares and other equity instruments (Note 21)	(11,107)	(11,064)
Dividends paid on shares and distributions paid on other equity instruments	(6,665)	(5,555)
Repayment of lease liabilities	(663)	(543)
Net cash from (used in) financing activities	(4,819)	(5,036)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	30,455	(729)
Activities in financial assets at fair value through other comprehensive income
Purchases	(31,135)	(21,056)
Proceeds from maturities	33,158	33,541
Proceeds from sales	6,723	5,363
Activities in debt securities at amortized cost
Purchases	(149,560)	(153,896)
Proceeds from maturities	68,719	92,131
Proceeds from sales	8,720	2,365
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(1,454)	(1,129)
Net cash acquired from (paid for) divestitures and acquisitions (Note 12)	2,479	(1,858)
Net cash from (used in) investing activities	(31,895)	(45,268)
Effect of exchange rate changes on cash and due from banks	390	(339)
Net increase (decrease) in cash and due from banks	2,625	(514)
Cash and due from banks at beginning of year	5,931	6,445
Cash and due from banks at end of year	8,556	5,931
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year	4,404	4,071
Amount of interest paid during the year	12,523	5,878
Amount of interest received during the year	37,642	28,127
Amount of dividends received during the year	1,792	1,844
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab (Note 12)	(991)	$ (785)
Gain on sale of Schwab shares (Note 12)	$ (997)